Business Combination (Details Narrative) - Merger Agreement [Member] - Forekast Group [member]	Sep. 05, 2024 USD ($) $ / shares shares
Business Acquisition [Line Items]
Aggregate consideration | $	$ 105,000,000
Number of shares issued | shares	10,500,000
Sale of stock, price per share | $ / shares	$ 10.00